Note 24 - Employee Benefits - Actuarial Assumptions (Details)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate	[1]	2.40%	3.10%	3.90%
Inflation	[1]	2.00%	2.00%	2.00%
Future salary increases	[1]	1.00%	1.00%	1.00%
Future pension increases	[1]	2.00%	2.00%	2.00%
Medical cost trend rate	[1]	4.50%	4.50%	4.50%
Life expectation for an over 65 years old male	[1]	84	83	83
Life expectation for an over 65 years old female	[1]	86	86	85
Top of range [member]
Statement Line Items [Line Items]
Discount rate	[1]	10.00%	9.70%	9.60%
Inflation	[1]	3.50%	3.80%	4.00%
Future salary increases	[1]	7.10%	7.10%	7.10%
Future pension increases	[1]	3.80%	3.80%	4.00%
Medical cost trend rate	[1]	6.90%	7.40%	7.90%
Life expectation for an over 65 years old male	[1]	87	87	87
Life expectation for an over 65 years old female	[1]	89	89	89
Weighted average [member]
Statement Line Items [Line Items]
Dental claims trend rate	[1]	3.30%	3.80%	4.00%

[1]	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.